NET INCOME / (LOSS) PER SHARE	12 Months Ended
Feb. 29, 2020
NET INCOME / (LOSS) PER SHARE
NET INCOME / (LOSS) PER SHARE

19.         NET INCOME / (LOSS) PER SHARE

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2018	2019	2020

Numerator:
Net income/(loss) attributable to TAL Education Group’s shareholders	$198,440	$367,236	$(110,195)
Eliminate the dilutive effect of interest expense of the bond payable	2,465	162	27

Numerator for diluted net income/(loss) per share	$200,905	$367,398	$(110,168)

Denominator:
Weighted average shares outstanding
Basic	174,979,574	189,951,643	198,184,370
Effect of dilutive securities:
Dilutive effect of non-vested shares and options (i)	11,084,069	9,689,955	—
Dilutive effect of the bond payable	8,267,662	583,336	—
Denominator for diluted net income/(loss) per share	194,331,305	200,224,934	198,184,370

Net income/(loss) per common share attributable to TAL Education Group’s shareholders-basic (ii)	$1.13	$1.93	$(0.56)
Net income/(loss) per common share attributable to TAL Education Group’s shareholders-diluted	$1.03	$1.83	$(0.56)

(i)	For the years ended February 28, 2018 and 2019, 381,426 and 2,559,254 non-vested shares and share options were excluded from the calculation, respectively, as their effect was anti-dilutive. For the year ended February 29, 2020, potential shares outstanding of 11,319,817 are excluded from the calculation due to their anti-dilutive effect resulted from net loss reported in fiscal year 2020.
(ii)	The Company’s common shares are divided into Class A and Class B common shares. Holders of Class A and Class B common shares have the same dividend rights. Therefore, the Company does not present earnings per share for each separate class.